UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap

Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 0.2%
Valley National Bancorp	15,000	$174,600
Biotechnology — 0.1%
Actelion Ltd. — ADR (a)	2,037	110,914
Chemicals — 0.7%
Olin Corp.	9,547	244,499
Sherwin-Williams Co.	2,190	588,540

		833,039
Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	17,000	143,820
Food Products — 0.1%
Kraft Heinz Co.	1,800	157,176
Health Care Equipment & Supplies — 0.3%
Cooper Cos., Inc.	850	148,691
Danaher Corp.	1,800	140,112

		288,803
Health Care Providers & Services — 0.3%
Aetna, Inc.	228	28,274
Anthem, Inc.	166	23,866
Brookdale Senior Living, Inc. (a)	4,390	54,524
Cigna Corp.	1,500	200,085

		306,749
Machinery — 0.0%
Fortive Corp.	900	48,267
Oil, Gas & Consumable Fuels — 4.2%
Columbia Pipeline Partners LP (a)	280,738	4,814,657
Williams Cos., Inc.	2,900	90,306

		4,904,963
Pharmaceuticals — 0.2%
Pfizer, Inc.	8,500	276,080
Total Common Stocks — 6.2%		7,244,411

Corporate Bonds	Par (000)
Hotels, Restaurants & Leisure — 0.4%
Station Casinos LLC, 7.50%, 3/01/21	$466	488,135
Insurance — 0.5%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)	454	510,750
Media — 0.6%
CSC Holdings LLC, 10.88%, 10/15/25 (b)	618	735,420
Total Corporate Bonds — 1.5%		1,734,305

Floating Rate Loan Interests (c)	Par (000)	Value
Aerospace & Defense — 2.6%
B/E Aerospace, Inc., Term Loan, 3.94% - 4.00%, 12/16/21	$3,000	$3,013,500
Entertainment & Leisure — 0.8%
UFC Holdings, LLC, Term Loan (Second Lien), 8.50%, 8/18/24	855	877,444
Media — 0.8%
Entercom Radio LLC, Term B Loan,, 4.50%-6.25%, 11/01/23	927	937,429
Total Floating Rate Loan Interests — 4.2%		4,828,373
Total Long-Term Investments (Cost — $13,557,234) — 11.9%		13,807,089

Short-Term Securities	Shares
Money Market Funds — 86.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	101,085,414	101,085,414
Total Short-Term Securities (Cost — $101,085,414) — 86.8%		101,085,414

Options Purchased
(Cost — $11,007) — 0.0%		4,025
Total Investments Before Option Written (Cost — $114,653,655) — 98.7%		114,896,528

Options Written
(Premiums Received — $ 74,725) — (0.1)%		(70,938)
Total Investments, Net of Options Written — 98.6%		114,825,590
Other Assets in Excess of Liabilities — 1.4%		1,612,947

Net Assets — 100.0%		$116,438,537

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound	S&P	Standard & Poor’s
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
		OTC	Over-the-Counter	USD	U.S. Dollar

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$115,397,924

Gross unrealized appreciation	$458,607
Gross unrealized depreciation	(960,003)

Net unrealized depreciation	$(501,396)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,122,068	(6,036,654)	101,085,414	$101,085,414	$62,013	$498

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Rockwell Collins, Inc.	Call	JPMorgan Chase Bank N.A.	01/20/17	USD	100.00	—	7,000	$4,025
OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
SPDR S&P Regional Banking ETF	Call	JPMorgan Chase Bank N.A.	06/16/17	USD	57.00	—	22,520	$(70,938)
Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	$1,100	$(33,083)

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	2/21/18	$288,100	$ 1,312	$ 289,412
	Citibank N.A.	6/09/17	$58,056,001	(88,074)[2]	57,986,742
	Citibank N.A.	7/03/17-12/28/17	$737,782	(19,345)[3]	723,502
	Goldman Sachs & Co.	5/03/17-5/24/18	$38,003,554	1,058,6994	39,075,115
	Goldman Sachs & Co.	3/02/17-3/19/18	$(9,885)	(283)[5]	(9,837)
	Morgan Stanley & Co. International PLC	5/11/18-12/24/19	$23,611,920	875,550[6]	24,499,728
	Morgan Stanley & Co. International PLC	6/01/18-9/19/19	$567,434	52,097[7]	631,118
				$ 1,879,956	$ 123,195,780

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-425 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
GBP 1 Week
USD 1 Week
GBP Overnight
USD Spot Next
USD Overnight Banking Funding Rate

[2]	Amount includes $(18,815) of net dividends and financing fees.
[3]	Amount includes $(5,065) of net dividends and financing fees.
[4]	Amount includes $(12,862) of net dividends and financing fees.
[5]	Amount includes $(331) of net dividends and financing fees.
[6]	Amount includes $(12,258) of net dividends and financing fees.
[7]	Amount includes $(11,587) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of period end, expiration date 2/21/18:

	Shares	Value
Reference Entity — Long
InvenSense, Inc.	22,628	$$289,412

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 6/09/17:

	Shares	Value
Reference Entity — Long
Aetna, Inc.	69	8,557
Alere, Inc.	38,445	1,498,202
Bats Global Markets, Inc.	8,935	299,412
Cabela’s, Inc.	19,925	1,166,609
EverBank Financial Corp.	302,465	5,882,944
Harman International Industries, Inc.	37,235	4,139,042
Intersil Corp., Class A	205,800	4,589,340
Joy Global, Inc.	291,945	8,174,460
Lattice Semiconductor Corp.	187,909	1,383,010
Linear Technology Corp.	56,659	3,532,689

	Shares	Value
Monsanto Co.	10,916	$1,148,472
NXP Semiconductors NV	188,607	18,485,372
Spectra Energy Corp.	57,522	2,363,579
Syngenta AG — ADR	52,705	4,166,330
Time Warner, Inc.	68,581	6,620,124
Valspar Corp.	9,553	989,786
Western Refining, Inc.	14,818	560,861
Total Reference Entity — Long		65,008,789

	Shares	Value
Reference Entity — Short
Analog Devices, Inc.	(13,151)	(955,026)
AT&T Inc.	(68,580)	(2,916,707)
CBOE Holdings, Inc.	(2,861)	(211,399)
Enbridge, Inc.	(56,602)	(2,384,076)
Humana, Inc.	(83)	(16,934)
Tesoro Corp.	(6,151)	(537,905)
Total Reference Entity — Short		(7,022,047)

Net Value of Reference Entity — Citibank N.A.		$57,986,742

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration date 7/03/17-12/28/17:

	Shares	Value
Reference Entity — Long
Abbott Laboratories	8,056	$309,431
Actelion Ltd.	2,090	451,667
CBS Corp.	4,823	306,839
Dell Technologies, Inc., Class V	10	550
Reynolds American, Inc.	24,702	1,384,300
Total Reference Entity — Long		2,452,787

	Shares	Value
Reference Entity — Short
Akzo Nobel NV	(848)	(52,989)
Bank of America Corp.	(1,631)	(36,045)
British American Tobacco PLC	(6,795)	(765,593)
Consumer Staples Select Sector SPDR Fund	(5,528)	(285,853)
Energy Select Sector SPDR Fund	(963)	(72,533)
Industrial Select Sector SPDR Fund	(751)	(46,727)
iShares U.S. Real Estate ETF	(29)	(2,231)
Johnson & Johnson	(402)	(46,313)
JPMorgan Chase & Co.	(409)	(35,293)
Merck & Co., Inc.	(687)	(40,444)
Mettler-Toledo International, Inc.	(126)	(52,739)
PPG Industries, Inc.	(900)	(85,284)
SPDR S&P 500 ETF Trust	(581)	(129,871)
SPDR S&P Regional Banking ETF	(645)	(35,843)
Waters Corp.	(309)	(41,527)
Total Reference Entity — Short		(1,729,285)
Net Value of Reference Entity — Citibank N.A.		$723,502

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration dates 5/03/17-5/24/18:

	Shares	Value
Reference Entity — Long
Applied Micro Circuits Corp.	114,902	$947,941
Brocade Communications Systems, Inc.	467,014	5,833,005
Chemtura Corp.	37,768	1,253,898
Endurance Specialty Holdings Ltd.	58,135	5,371,674
Joy Global, Inc.	20,215	566,020
Level 3 Communications, Inc.	82,124	4,628,509
LifeLock, Inc.	74,337	1,778,141
Mentor Graphics Corp.	131,984	4,868,890
Monsanto Co.	21,845	2,298,312
PrivateBancorp, Inc.	6,243	338,308
Rite Aid Corp.	3,916	32,268
St. Jude Medical, Inc.	160,734	12,889,259

	Shares	Value
WhiteWave Foods Co.	129,517	$7,201,145
Total Reference Entity — Long		48,007,370

Reference Entity — Short
Abbott Laboratories	(139,986)	(5,376,862)
Canadian Imperial Bank of Commerce	(2,284)	(186,374)
CenturyLink, Inc.	(117,322)	(2,789,917)
M/A-COM Technology Solutions Holdings, Inc.	(12,513)	(579,102)
Total Reference Entity — Short		(8,932,255)
Net Value of Reference Entity — Goldman Sachs & Co.		$39,075,115

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration date 3/02/17-3/19/18:

	Shares	Value
Reference Entity — Long
Dell Technologies, Inc., Class V	370	$20,339
Valley National Bancorp	100	1,164
Total Reference Entity — Long		21,503

Reference Entity — Short
Bank of America Corp.	(100)	(2,210)
VMware, Inc., Class A	(370)	(29,130)
Total Reference Entity — Short		(31,340)
Net Value of Reference Entity — Goldman Sachs & Co.		$(9,837)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 05/11/18-12/24/19:

	Shares	Value
Reference Entity — Long
Allied World Assurance Co. Holdings AG	22,271	$1,196,175
B/E Aerospace, Inc.	96,317	5,797,320
Endurance Specialty Holdings Ltd.	30,099	2,781,148
Humana, Inc.	5,786	1,180,518
Inteliquent, Inc.	4,785	109,672
Linear Technology Corp.	141,379	8,814,981
PrivateBancorp, Inc.	68,592	3,717,000
Rite Aid Corp.	18,632	153,528
Suffolk Bancorp	36,852	1,578,003
Syngenta AG — ADR	48,185	3,809,024
Team Health Holdings, Inc.	40,243	1,748,558
Time Warner, Inc.	21,485	2,073,947

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

	Shares	Value
Valspar Corp.	15,590	$1,615,280
Total Reference Entity — Long		34,575,154

	Shares	Value
Reference Entity — Short
Aetna, Inc.	(4,846)	(600,952)
Analog Devices, Inc.	(32,815)	(2,383,025)
AT&T Inc.	(21,485)	(913,757)
Canadian Imperial Bank of Commerce	(19,622)	(1,601,155)
Fairfax Financial Holdings Ltd.	(1,604)	(774,732)
People’s United Financial, Inc.	(82,077)	(1,589,011)
Rockwell Collins, Inc.	(19,359)	(1,795,741)
SPDR S&P Regional Banking ETF	(7,505)	(417,053)
Total Reference Entity — Short		(10,075,426)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$24,499,728

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 6/01/18 – 9/19/19:

	Shares	Value
Reference Entity — Long
Dell Technologies, Inc., Class V	7,249	$398,477
Humana, Inc.	4,600	938,538
Total Reference Entity — Long		1,337,015
Reference Entity — Short
Citigroup, Inc.	(496)	(29,477)
Dow Chemical Co.	(608)	(34,791)
E.I. du Pont de Nemours & Co.	(338)	(24,809)
Eastman Chemical Co.	(368)	(27,677)
Materials Select Sector SPDR Fund	(89)	(4,423)
VMware, Inc., Class A	(7,210)	(567,643)
Westlake Chemical Corp.	(305)	(17,077)
Total Reference Entity — Short		(705,897)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$631,118

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,244,411	—	—	$7,244,411
Corporate Bonds[1]	—	$1,734,305	—	1,734,305
Floating Rate Loan Interests	—	4,828,373	—	4,828,373
Short-Term Securities:
Money Market Funds	101,085,414	—	—	101,085,414
Options Purchased:
Equity contracts	—	4,025	—	4,025

Total	$108,329,825	$6,566,703	—	$114,896,528

Derivative Financial Instruments[2]
Assets:
Equity contracts	—	$1,987,658	—	$1,987,658
Liabilities:
Credit contracts	—	(33,083)	—	(33,083)
Equity contracts	—	(178,640)	—	(178,640)

Total	—	$1,775,935	—	$1,775,935

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

During the period ended December 31, 2016, there were no transfers between levels.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,602,903,660
Total Investments (Cost — $ 1,219,672,053) — 100.1%	1,602,903,660
Liabilities in Excess of Other Assets — (0.1)%	(1,809,944)

Net Assets — 100.0%	$1,601,093,716

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,602,903,660 and 72.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Large Cap Growth Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,125,932,383
Total Investments (Cost — $856,948,903) — 100.1%	1,125,932,383
Liabilities in Excess of Other Assets — (0.1)%	(722,828)

Net Assets — 100.0%	$1,125,209,555

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,125,932,383 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Large Cap Value Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$668,622,096
Total Investments (Cost — $ 503,847,273) — 100.1%	668,622,096
Liabilities in Excess of Other Assets — (0.1)%	(616,621)

Net Assets — 100.0%	$668,005,475

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $668,622,096 and 78.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$182,692,171
Total Investments (Cost — $ 166,918,273) — 100.0%	182,692,171
Liabilities in Excess of Other Assets — 0.0%	(61,985)

Net Assets — 100.0%	$182,630,186

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $182,692,171 and 21.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	6,011	$1,107,166
L-3 Communications Holdings, Inc.	69,980	10,644,658
Raytheon Co.	88,770	12,605,340

		24,357,164
Airlines — 1.8%
Delta Air Lines, Inc.	732,194	36,016,623
Southwest Airlines Co.	92,308	4,600,631

		40,617,254
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	892,151	27,540,701
Lear Corp.	239,000	31,636,430

		59,177,131
Banks — 13.5%
Bank of America Corp.	3,912,016	86,455,554
Citigroup, Inc.	347,938	20,677,955
JPMorgan Chase & Co.	1,093,164	94,329,122
Regions Financial Corp.	470,217	6,752,316
SunTrust Banks, Inc.	724,767	39,753,470
U.S. Bancorp	1,000,729	51,407,449

		299,375,866
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	331,653	30,070,977
Biotechnology — 3.9%
Amgen, Inc.	24,400	3,567,524
Biogen, Inc. (a)	149,070	42,273,271
Gilead Sciences, Inc.	566,254	40,549,449

		86,390,244
Building Products — 0.4%
Owens Corning	166,807	8,600,569
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	200,143	47,924,241
Chemicals — 1.3%
Dow Chemical Co.	494,503	28,295,462
Communications Equipment — 2.5%
Cisco Systems, Inc.	1,835,620	55,472,436
Construction & Engineering — 0.4%
EMCOR Group, Inc.	128,500	9,092,660
Consumer Finance — 1.2%
SLM Corp. (a)	2,389,867	26,336,334
Containers & Packaging — 1.5%
Avery Dennison Corp.	162,848	11,435,187
Packaging Corp. of America	261,244	22,158,716

		33,593,903

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.2%
AT&T Inc.	126,000	$5,358,780
Electric Utilities — 0.7%
FirstEnergy Corp.	477,223	14,779,596
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	368,340	19,186,831
Flex Ltd. (a)	1,500,983	21,569,126

		40,755,957
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	83,780	7,033,331
Food & Staples Retailing — 4.5%
CVS Health Corp.	454,673	35,878,246
Walgreens Boots Alliance, Inc.	569,635	47,142,993
Wal-Mart Stores, Inc.	232,201	16,049,733

		99,070,972
Health Care Providers & Services — 7.0%
Aetna, Inc.	222,265	27,563,083
Centene Corp. (a)	310,605	17,552,289
Cigna Corp.	59,322	7,912,962
Humana, Inc.	212,865	43,430,846
Laboratory Corp. of America Holdings (a)	124,278	15,954,810
UnitedHealth Group, Inc.	262,678	42,038,987

		154,452,977
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	904,638	47,095,454
Wyndham Worldwide Corp.	167,644	12,802,972

		59,898,426
Household Durables — 1.4%
DR Horton, Inc.	574,835	15,710,241
Lennar Corp., Class A	198,536	8,523,150
NVR, Inc. (a)	4,048	6,756,112

		30,989,503
Insurance — 0.1%
Prudential Financial, Inc.	11,559	1,202,830
Internet Software & Services — 3.9%
Alphabet, Inc., Class A (a)	54,537	43,217,846
Alphabet, Inc., Class C (a)	55,465	42,808,996

		86,026,842
IT Services — 2.1%
Amdocs Ltd.	332,704	19,380,008
Cognizant Technology Solutions Corp., Class A (a)	491,469	27,537,008

		46,917,016

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.1%
Quintiles IMS Holdings, Inc. (a)	14,467	$1,100,215
Machinery — 0.4%
WABCO Holdings, Inc. (a)	73,337	7,784,723
Media — 3.7%
Comcast Corp., Class A	966,900	66,764,445
Omnicom Group, Inc.	184,882	15,735,307

		82,499,752
Metals & Mining — 1.0%
Rio Tinto PLC — ADR	593,366	22,820,856
Multiline Retail — 0.0%
Kohl’s Corp.	19,077	942,022
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	290,465	12,745,604
Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	124,780	8,700,909
BP PLC — ADR	884,610	33,066,722
Chevron Corp.	438,394	51,598,974
Hess Corp.	181,332	11,295,170
Marathon Oil Corp.	431,411	7,467,724
Statoil ASA — ADR (b)	474,600	8,656,704
Suncor Energy, Inc.	714,034	23,341,771
TOTAL SA — ADR	158,612	8,084,454
Valero Energy Corp.	115,500	7,890,960

		160,103,388
Pharmaceuticals — 2.8%
Allergan PLC (a)	56,427	11,850,234
Johnson & Johnson	78,695	9,066,451
Mallinckrodt PLC (a)	254,463	12,677,347
Merck & Co., Inc.	182,525	10,745,247
Pfizer, Inc.	171,338	5,565,058
Teva Pharmaceutical Industries Ltd. — ADR	355,532	12,888,035

		62,792,372
Professional Services — 0.6%
Robert Half International, Inc.	273,000	13,316,940
Road & Rail — 0.9%
Norfolk Southern Corp.	182,443	19,716,615

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	173,168	$5,588,131
Intel Corp.	892,387	32,366,876
Lam Research Corp.	398,236	42,105,492
NVIDIA Corp.	121,079	12,923,972

		92,984,471
Software — 5.8%
Activision Blizzard, Inc.	1,106,890	39,969,798
Dell Technologies, Inc., Class V (a)	119,626	6,575,841
Microsoft Corp.	1,323,950	82,270,253

		128,815,892
Specialty Retail — 4.1%
Home Depot, Inc.	342,707	45,950,155
Lowe’s Cos., Inc.	630,511	44,841,942

		90,792,097
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	897,669	103,968,024
Tobacco — 2.5%
Altria Group, Inc.	822,596	55,623,942
Total Long-Term Investments (Cost — $1,625,536,736) — 97.3%		2,151,797,384

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(d)	57,106,417	57,106,417
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(d)(e)	1,446,640	1,446,784
Total Short-Term Securities (Cost — $58,553,062) — 2.7%		58,553,201
Total Investments (Cost — $1,684,089,798*) — 100.0%		2,210,350,585
Other Assets Less Liabilities — 0.0%		890,306

Net Assets — 100.0%		$2,211,240,891

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,689,021,900

Gross unrealized appreciation	$557,835,069
Gross unrealized depreciation	(36,506,384)

Net unrealized appreciation	$521,328,685

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	73,479,703	(16,373,286)	57,106,417	$57,106,417	$46,654		$350
SL Liquidity Series, LLC, Money Market Series	5,154,808	(3,708,168)	1,446,640	1,446,784	6,291	[1]	570
Total				$58,553,201	$52,945		$920

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,151,797,384	—	—	$2,151,797,384
Short-Term Securities	57,106,417	—	—	57,106,417

Subtotal	$2,208,903,801	—	—	$2,208,903,801

Investments Valued at NAV[2]				1,446,784

Total Investments				$2,210,350,585

[1]	See above Schedule of Investments for values in each industry.

[2]	As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	3

Schedule of Investments December 31, 2016 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.2%
Huntington Ingalls Industries, Inc.	13,496	$2,485,828
Airlines — 3.2%
Delta Air Lines, Inc.	189,422	9,317,668
JetBlue Airways Corp. (a)	188,920	4,235,586
Southwest Airlines Co.	317,449	15,821,658
United Continental Holdings, Inc. (a)	90,261	6,578,222

		35,953,134
Auto Components — 1.8%
Goodyear Tire & Rubber Co.	243,015	7,501,873
Lear Corp.	95,486	12,639,482

		20,141,355
Banks — 2.9%
U.S. Bancorp	527,410	27,093,052
Wells Fargo & Co.	103,442	5,700,689

		32,793,741
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	254,380	23,064,635
Biotechnology — 7.6%
Amgen, Inc.	204,162	29,850,526
Biogen, Inc. (a)	100,634	28,537,790
Gilead Sciences, Inc.	376,339	26,949,636

		85,337,952
Capital Markets — 0.8%
Goldman Sachs Group, Inc.	37,564	8,994,700
Chemicals — 0.8%
Dow Chemical Co.	160,355	9,175,513
Communications Equipment — 1.6%
Cisco Systems, Inc.	592,448	17,903,778
Construction & Engineering — 0.5%
AECOM (a)	132,763	4,827,263
EMCOR Group, Inc.	7,897	558,792

		5,386,055
Consumer Finance — 1.1%
SLM Corp. (a)	1,103,418	12,159,666
Containers & Packaging — 2.3%
Avery Dennison Corp.	196,494	13,797,809
Packaging Corp. of America	144,458	12,252,927

		26,050,736
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	424,802	22,127,936
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	66,693	5,598,877
Food & Staples Retailing — 2.9%
CVS Health Corp.	113,296	8,940,187
Walgreens Boots Alliance, Inc.	272,741	22,572,045
Wal-Mart Stores, Inc.	23,774	1,643,259

		33,155,491
Health Care Providers & Services — 8.6%
Aetna, Inc.	124,489	15,437,881
Centene Corp. (a)	211,827	11,970,344
Humana, Inc.	99,110	20,221,413
Laboratory Corp. of America Holdings (a)	92,520	11,877,718
UnitedHealth Group, Inc.	192,566	30,818,263
Universal Health Services, Inc., Class B	65,387	6,955,869

		97,281,488
Hotels, Restaurants & Leisure — 0.4%
Wyndham Worldwide Corp.	64,078	4,893,637

Common Stocks	Shares	Value
Household Durables — 1.9%
DR Horton, Inc.	383,241	$10,473,976
Lennar Corp., Class A	127,691	5,481,775
NVR, Inc. (a)	3,359	5,606,171

		21,561,922
Industrial Conglomerates — 0.7%
3M Co.	42,683	7,621,903
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc. (a)	14,016	10,510,178
Priceline Group, Inc. (a)	14,816	21,721,145

		32,231,323
Internet Software & Services — 8.2%
Alphabet, Inc., Class A (a)	44,695	35,418,553
Alphabet, Inc., Class C (a)	43,748	33,765,581
Facebook, Inc., Class A (a)	166,542	19,160,657
GoDaddy, Inc., Class A	98,399	3,439,045

		91,783,836
IT Services — 3.1%
Amdocs Ltd.	183,189	10,670,759
Cognizant Technology Solutions Corp., Class A (a)	312,076	17,485,618
Total System Services, Inc.	140,786	6,902,738

		35,059,115
Life Sciences Tools & Services — 0.1%
Quintiles IMS Holdings, Inc. (a)	7,164	544,822
Machinery — 0.5%
WABCO Holdings, Inc. (a)	50,083	5,316,310
Media — 5.8%
Comcast Corp., Class A	620,800	42,866,240
Omnicom Group, Inc.	265,831	22,624,876

		65,491,116
Oil, Gas & Consumable Fuels — 0.2%
TOTAL SA — ADR	54,304	2,767,875
Pharmaceuticals — 2.9%
Allergan PLC (a)	71,553	15,026,845
Johnson & Johnson	14,870	1,713,173
Merck & Co., Inc.	94,823	5,582,230
Pfizer, Inc.	87,337	2,836,706
Teva Pharmaceutical Industries Ltd. — ADR	209,984	7,611,920

		32,770,874
Professional Services — 0.6%
Robert Half International, Inc.	136,727	6,669,543
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.	208,071	6,714,451
Intel Corp.	64,449	2,337,565
Lam Research Corp.	214,993	22,731,210
NVIDIA Corp.	173,977	18,570,305
QUALCOMM, Inc.	34,398	2,242,750
Texas Instruments, Inc.	7,847	572,596

		53,168,877
Software — 8.1%
Activision Blizzard, Inc.	582,754	21,043,247
Citrix Systems, Inc. (a)	25,528	2,279,906
Dell Technologies, Inc., Class V (a)	52,655	2,894,445
Microsoft Corp.	1,053,589	65,470,020

		91,687,618
Specialty Retail — 7.4%
Dick’s Sporting Goods, Inc.	28,938	1,536,608

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio

Common Stocks	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	7,454	$528,414
Home Depot, Inc.	292,986	39,283,563
Lowe’s Cos., Inc.	344,906	24,529,715
Ross Stores, Inc.	228,751	15,006,066
Urban Outfitters, Inc. (a)	96,495	2,748,178

		83,632,544
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	717,116	83,056,375

Textiles, Apparel & Luxury Goods — 0.1%
Michael Kors Holdings Ltd. (a)	34,128	1,466,821

Tobacco — 3.3%
Altria Group, Inc.	552,548	37,363,296

Total Long-Term Investments (Cost — $789,246,588) — 97.2%		1,094,698,692

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (b)(c)	30,871,257	$30,871,257
Total Short-Term Securities (Cost — $30,871,257) — 2.8%		30,871,257
Total Investments (Cost — $820,117,845*) — 100.0%		1,125,569,949
Other Assets Less Liabilities — 0.0%		373,441

Net Assets — 100.0%		$1,125,943,390

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$820,754,626

Gross unrealized appreciation	$325,691,218
Gross unrealized depreciation	(20,875,895)

Net unrealized appreciation	$304,815,323

(a)	Non-income producing security.

(b)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	66,261,026	(35,389,769)	30,871,257	$30,871,257	$29,143	$223

(c)	Current yield as of period end.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
48	S&P 500 E-Mini	March 2017	$5,366,880	$(77,384)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,094,698,692	—	—	$1,094,698,692
Short-Term Securities	30,871,257	—	—	30,871,257

Total	$1,125,569,949	—	—	$1,125,569,949

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(77,384)	—	—	$(77,384)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

3	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
Raytheon Co.	46,960	$6,668,320
Airlines — 1.7%
Delta Air Lines, Inc.	132,567	6,520,971
JetBlue Airways Corp. (a)	141,800	3,179,156
United Continental Holdings, Inc. (a)	68,933	5,023,837

		14,723,964
Auto Components — 3.8%
Goodyear Tire & Rubber Co.	535,848	16,541,628
Lear Corp.	120,346	15,930,200

		32,471,828
Banks — 18.6%
Bank of America Corp.	1,838,092	40,621,833
Citigroup, Inc.	114,483	6,803,725
JPMorgan Chase & Co.	603,933	52,113,379
Regions Financial Corp.	396,036	5,687,077
SunTrust Banks, Inc.	370,812	20,339,038
U.S. Bancorp	572,159	29,391,808
Wells Fargo & Co.	67,298	3,708,793

		158,665,653
Biotechnology — 1.4%
Gilead Sciences, Inc.	165,401	11,844,366
Building Products — 0.8%
Owens Corning	138,917	7,162,561
Capital Markets — 2.8%
Goldman Sachs Group, Inc.	98,510	23,588,220
Chemicals — 1.5%
Dow Chemical Co.	222,048	12,705,587
Communications Equipment — 3.3%
Cisco Systems, Inc.	931,652	28,154,523
Construction & Engineering — 0.5%
EMCOR Group, Inc.	55,387	3,919,184
Consumer Finance — 1.3%
SLM Corp. (a)	989,514	10,904,444
Containers & Packaging — 0.9%
Avery Dennison Corp.	110,183	7,737,050
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B (a)	48,960	7,979,501
Diversified Telecommunication Services — 1.3%
AT&T Inc.	259,389	11,031,814
Electric Utilities — 1.2%
FirstEnergy Corp.	343,508	10,638,443
Electronic Equipment, Instruments & Components — 2.4%
CDW Corp.	207,882	10,828,573
Flex Ltd. (a)	686,649	9,867,146

		20,695,719
Energy Equipment & Services — 1.2%
Schlumberger Ltd.	123,612	10,377,227
Food & Staples Retailing — 4.6%
CVS Health Corp.	114,195	9,011,127
Walgreens Boots Alliance, Inc.	241,953	20,024,030
Wal-Mart Stores, Inc.	145,185	10,035,187

		39,070,344
Health Care Providers & Services — 7.7%
Aetna, Inc.	64,912	8,049,737
Centene Corp. (a)	111,477	6,299,565
Cigna Corp.	24,014	3,203,228

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	90,507	$18,466,143
Laboratory Corp. of America Holdings (a)	71,748	9,211,008
UnitedHealth Group, Inc.	92,610	14,821,304
Universal Health Services, Inc., Class B	54,951	5,845,687

		65,896,672
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	369,641	19,243,510
Household Durables — 1.8%
DR Horton, Inc.	401,231	10,965,643
Lennar Corp., Class A	94,754	4,067,789

		15,033,432
Industrial Conglomerates — 0.8%
General Electric Co.	207,393	6,553,619
Insurance — 2.0%
American International Group, Inc.	128,739	8,407,944
Prudential Financial, Inc.	28,893	3,006,606
Travelers Cos., Inc.	42,426	5,193,791

		16,608,341
IT Services — 1.8%
Amdocs Ltd.	144,698	8,428,660
Cognizant Technology Solutions Corp., Class A (a)	120,608	6,757,666

		15,186,326
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc. (a)	5,186	394,395
Media — 2.5%
Comcast Corp., Class A	307,750	21,250,138
Metals & Mining — 1.3%
Rio Tinto PLC — ADR	283,828	10,916,025
Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	142,531	6,254,260
SCANA Corp.	35,167	2,577,038

		8,831,298
Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	61,407	4,281,910
BP PLC — ADR	360,791	13,486,368
Chevron Corp.	232,430	27,357,011
Exxon Mobil Corp.	150,165	13,553,893
Hess Corp.	54,342	3,384,963
Marathon Oil Corp.	274,538	4,752,253
Statoil ASA — ADR (b)	134,510	2,453,462
Suncor Energy, Inc.	476,609	15,580,348
Tesoro Corp.	37,227	3,255,501
TOTAL SA — ADR	60,049	3,060,698
Valero Energy Corp.	58,793	4,016,738

		95,183,145
Pharmaceuticals — 5.1%
Allergan PLC (a)	25,863	5,431,489
Johnson & Johnson	57,911	6,671,926
Mallinckrodt PLC (a)	128,538	6,403,763
Merck & Co., Inc.	139,707	8,224,551
Pfizer, Inc.	278,091	9,032,396
Teva Pharmaceutical Industries Ltd. — ADR	200,132	7,254,785

		43,018,910
Professional Services — 0.7%
Robert Half International, Inc.	127,867	6,237,352

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio

Common Stocks	Shares	Value
Road & Rail — 1.2%
Norfolk Southern Corp.	97,125	$10,496,299
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	394,668	14,314,608
Lam Research Corp.	152,672	16,142,011

		30,456,619
Software — 2.1%
Activision Blizzard, Inc.	190,372	6,874,333
Dell Technologies, Inc., Class V (a)	52,845	2,904,890
Microsoft Corp.	127,516	7,923,844

		17,703,067
Specialty Retail — 0.3%
Urban Outfitters, Inc. (a)	85,743	2,441,961
Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.	158,715	18,382,371
Tobacco — 1.0%
Altria Group, Inc.	120,678	8,160,246

	Shares	Value
Total Long-Term Investments (Cost — $648,520,978) — 97.6%		$830,332,474

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(d)	21,177,668	21,177,668
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(d)(e)	2,039,644	2,039,848
Total Short-Term Securities (Cost — $23,217,425) — 2.7%		23,217,516
Total Investments (Cost — $671,738,403*) — 100.3%		853,549,990
Liabilities in Excess of Other Assets — (0.3)%		(2,191,079)

Net Assets — 100.0%		$851,358,911

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$681,097,738

Gross unrealized appreciation	$187,567,115
Gross unrealized depreciation	(15,114,863)

Net unrealized appreciation	$172,452,252

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,807,791	8,369,877	21,177,668	$21,177,668	$11,327	$119
SL Liquidity Series, LLC, Money Market Series	1,861,398	178,246	2,039,644	2,039,848	2,8041	75
Total				$23,217,516	$14,131	$194

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$830,332,474	—	—	$830,332,474
Short-Term Securities	21,177,668	—	—	21,177,668

Subtotal	$851,510,142	—	—	$851,510,142

Investments Valued at NAV[2]				2,039,848

Total Investments				$853,549,990

[1]	See above Schedule of Investments for values in each industry.

[2]	As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2016	3

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2017